CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	€ 0.01	€ 0.01
Common shares, shares outstanding (in shares)	1,354,242,505	1,353,910,471
Special voting shares, shares outstanding (in shares)	371,243,078	371,328,154
Treasury stock, shares (in shares)	10,157,691	10,489,725